Income Taxes - Summary of Expiration of Unused Tax Losses (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 592	$ 510
Less Than 1 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	27	9
1-2 Years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	20	28
2 - 3 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	17	19
3 - 4 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	20	15
4 - 5 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	7	19
Due after five years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 501	$ 420